Cover	Sep. 10, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 10, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-40790
Entity Registrant Name	Bannix Acquisition Corp.
Entity Central Index Key	0001845942
Entity Tax Identification Number	86-1626016
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	300 Tice Boulevard; Suite 315
Entity Address, Address Line Two
Entity Address, City or Town	Woodcliff Lake
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07677
City Area Code	(201)
Local Phone Number	712-9800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	N/A
Units, each consisting of one share of Common Stock and one Redeemable Warrant and one Right
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Common Stock and one Redeemable Warrant and one Right
Trading Symbol	BNIXU
Security Exchange Name	NASDAQ
Common Stock, par value $0.01 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BNIX
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	BNIXW
Security Exchange Name	NASDAQ
One Right to receive 1/10th of one share of Common Stock
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	One Right to receive 1/10th of one share of Common Stock
Trading Symbol	BNIXR
Security Exchange Name	NASDAQ